N-2 - USD ($)		6 Months Ended
		Sep. 30, 2024	Mar. 31, 2024	[1]
Cover [Abstract]
Entity Central Index Key		0001957892
Amendment Flag		false
Document Type		N-CSRS
Entity Registrant Name		StepStone Private Infrastructure Fund
Financial Highlights [Abstract]
Senior Securities, Note [Text Block]
	For the Six Months Ended September 30, 2024 (unaudited)	For the Period Ended March 31, 2024*
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$11.56	$10.00
Activity from investment operations:
Net investment income (loss)[1]	0.10	0.01
Net realized and unrealized gain (loss)	1.06	1.55
Total from investment operations	1.16	1.56

Net Asset Value per share, end of period[2]	$12.72	$11.56

Net Assets, end of period (in thousands)	$207,979	$85,133

Ratios to average net assets[3]
Net investment income (loss)[4]	1.69%	0.46%

Gross expenses[5]	3.16%	7.17%
Adviser expense recoupment (reimbursement)[6]	(0.18)%	(3.66)%
Net expenses[5]	2.98%	3.51%

Total return[2,7,8]	10.03%	15.60%

Portfolio turnover rate[9]	—%	—%

Senior Securities:
Total borrowings (in thousands)	$—	$—
Asset coverage per $1,000 unit of senior indebtedness[10]	N/A	N/A

*   The Class commenced operations on September 11, 2023.

[1]   Per share data has been calculated using the average shares method.

[2]   The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

[3]   Ratios do not reflect the proportionate share of income and expenses originating from the Fund’s underlying Investments.

[4]   Net investment income (loss) ratio has been annualized for periods of less than twelve months, except for organizational costs which are one time expenses.

[5]   Expense ratios have been annualized for periods of less than twelve months, except for organizational costs.

[6]   Expense ratios have been annualized for periods of less than twelve months.

[7]   Total return based on net asset value per share reflects the change in the net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested in accordance with the Fund’s DRIP. Total return for periods less than 1 year have not been annualized.

[8]   Total return would have been lower had certain expenses not been waived and assumed by the Adviser during periods of reimbursement.

[9]   Excluding short-term investments, the portfolio turnover rate represents lesser of the Fund’s purchases or sales of investments for the period divided by the average monthly fair value of the Fund’s investments during the period. Result is not annualized.

[10]   Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

	For the Six Months Ended September 30, 2024 (unaudited)	For the Period Ended March 31, 2024*
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$11.56	$10.00
Activity from investment operations:
Net investment income (loss)[1]	0.10	0.01
Net realized and unrealized gain (loss)	1.06	1.55
Total from investment operations	1.16	1.56

Net Asset Value per share, end of period[2]	$12.72	$11.56

Net Assets, end of period (in thousands)	$13	$12

Ratios to average net assets[3]
Net investment income (loss)[4]	1.69%	0.46%

Gross expenses[5]	3.16%	7.17%
Adviser expense recoupment (reimbursement)[6]	(0.18)%	(3.66)%
Net expenses[5]	2.98%	3.51%

Total return[2,7,8]	10.03%	15.60%

Portfolio turnover rate[9]	—%	—%

Senior Securities:
Total borrowings (in thousands)	$—	$—
Asset coverage per $1,000 unit of senior indebtedness[10]	N/A	N/A

*   The Class commenced operations on September 11, 2023.

[1]   Per share data has been calculated using the average shares method.

[2]   The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

[3]   Ratios do not reflect the proportionate share of income and expenses originating from the Fund’s underlying Investments.

[4]   Net investment income (loss) ratio has been annualized for periods of less than twelve months, except for organizational costs which are one time expenses.

[5]   Expense ratios have been annualized for periods of less than twelve months, except for organizational costs.

[6]   Expense ratios have been annualized for periods of less than twelve months.

[7]   Total return based on net asset value per share reflects the change in the net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested in accordance with the Fund’s DRIP. Total return for periods less than 1 year have not been annualized.

[8]   Total return would have been lower had certain expenses not been waived and assumed by the Adviser during periods of reimbursement.

[9]   Excluding short-term investments, the portfolio turnover rate represents lesser of the Fund’s purchases or sales of investments for the period divided by the average monthly fair value of the Fund’s investments during the period. Result is not annualized.

[10]   Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

	For the Six Months Ended September 30, 2024 (unaudited)	For the Period Ended March 31, 2024*
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$11.56	$10.00
Activity from investment operations:
Net investment income (loss)[1]	0.10	0.01
Net realized and unrealized gain (loss)	1.06	1.55
Total from investment operations	1.16	1.56

Net Asset Value per share, end of period[2]	$12.72	$11.56

Net Assets, end of period (in thousands)	$13	$12

Ratios to average net assets[3]
Net investment income (loss)[4]	1.69%	0.46%

Gross expenses[5]	3.16%	7.17%
Adviser expense recoupment (reimbursement)[6]	(0.18)%	(3.66)%
Net expenses[5]	2.98%	3.51%

Total return[2,7,8]	10.03%	15.60%

Portfolio turnover rate[9]	—%	—%

Senior Securities:
Total borrowings (in thousands)	$—	$—
Asset coverage per $1,000 unit of senior indebtedness[10]	N/A	N/A

*   The Class commenced operations on September 11, 2023.

[1]   Per share data has been calculated using the average shares method.

[2]   The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

[3]   Ratios do not reflect the proportionate share of income and expenses originating from the Fund’s underlying Investments.

[4]   Net investment income (loss) ratio has been annualized for periods of less than twelve months, except for organizational costs which are one time expenses.

[5]   Expense ratios have been annualized for periods of less than twelve months, except for organizational costs.

[6]   Expense ratios have been annualized for periods of less than twelve months.

[7]   Total return based on net asset value per share reflects the change in the net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested in accordance with the Fund’s DRIP. Total return for periods less than 1 year have not been annualized. Total return shown excludes the effect of applicable sales charges.

[8]   Total return would have been lower had certain expenses not been waived and assumed by the Adviser during periods of reimbursement.

[9]   Excluding short-term investments, the portfolio turnover rate represents lesser of the Fund’s purchases or sales of investments for the period divided by the average monthly fair value of the Fund’s investments during the period. Result is not annualized.

[10]   Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

	For the Six Months Ended September 30, 2024 (unaudited)	For the Period Ended March 31, 2024*
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$11.56	$10.00
Activity from investment operations:
Net investment income (loss)[1]	0.10	0.01
Net realized and unrealized gain (loss)	1.06	1.55
Total from investment operations	1.16	1.56

Net Asset Value per share, end of period[2]	$12.72	$11.56

Net Assets, end of period (in thousands)	$13	$12

Ratios to average net assets[3]
Net investment income (loss)[4]	1.69%	0.46%

Gross expenses[5]	3.16%	7.17%
Adviser expense recoupment (reimbursement)[6]	(0.18)%	(3.66)%
Net expenses[5]	2.98%	3.51%

Total return[2,7,8]	10.03%	15.60%

Portfolio turnover rate[9]	—%	—%

Senior Securities:
Total borrowings (in thousands)	$—	$—
Asset coverage per $1,000 unit of senior indebtedness[10]	N/A	N/A

*   The Class commenced operations on September 11, 2023.

[1]   Per share data has been calculated using the average shares method.

[2]   The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

[3]   Ratios do not reflect the proportionate share of income and expenses originating from the Fund’s underlying Investments.

[4]   Net investment income (loss) ratio has been annualized for periods of less than twelve months, except for organizational costs which are one time expenses.

[5]   Expense ratios have been annualized for periods of less than twelve months, except for organizational costs.

[6]   Expense ratios have been annualized for periods of less than twelve months.

[7]   Total return based on net asset value per share reflects the change in the net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested in accordance with the Fund’s DRIP. Total return for periods less than 1 year have not been annualized. Total return shown excludes the effect of applicable sales charges.

[8]   Total return would have been lower had certain expenses not been waived and assumed by the Adviser during periods of reimbursement.

[9]   Excluding short-term investments, the portfolio turnover rate represents lesser of the Fund’s purchases or sales of investments for the period divided by the average monthly fair value of the Fund’s investments during the period. Result is not annualized.

[10]   Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

StepStone Private Infrastructure Fund (“Fund”) was organized as a Delaware statutory trust under the Delaware Statutory Trust Act on December 2, 2022 (“Inception”) and is registered under the Investment Company Act of 1940, as amended, (“1940 Act”) as a non-diversified, closed-end management investment company that is operated as an interval fund. The Fund is offered to investors who are accredited investors within the meaning of Rule 501(a) of Regulation D promulgated under the Securities Act of 1933, as amended. The Fund commenced operations on September 11, 2023 (“Commencement of Operations”).

The Fund offers Class I Shares, Class D Shares, Class S Shares and Class T Shares (together, “Shares”) to eligible investors (“Shareholders”). The Shares are offered in a continuous registered public offering with subscriptions accepted on a daily basis at the then-current-daily net asset value (“NAV”) per share, adjusted for sales load, if applicable. The Fund intends to conduct quarterly offers to repurchase a minimum of 5.00% and up to a maximum of 25.00% of outstanding Shares at NAV, pursuant to Rule 23c-3 under the 1940 Act, unless such offer is suspended or postponed in accordance with regulatory requirements. The offer to repurchase Shares is a fundamental policy that may not be changed without the vote of the holders of a majority of the Fund’s outstanding voting Shares as defined in the 1940 Act.

The Board provides broad oversight over the Fund’s investment program, management and operations and has the right to delegate management responsibilities. StepStone Group Private Wealth LLC serves as the Fund’s investment adviser (“Adviser”). The Adviser oversees the management of the Fund’s day-to-day activities including structuring, governance, distribution, reporting and oversight. StepStone Group Real Assets LP (“StepStone”) serves as the Fund’s investment sub-adviser (“Sub-Adviser”) and is responsible for the day-to-day management of the Fund’s assets.

The Fund’s investment objective is to achieve long-term capital appreciation and provide current income by offering investors access to a global investment portfolio of private infrastructure assets and, in select cases, investments in other private market asset classes, including but not limited to real estate, private equity and private debt (together, “Private Market Assets”).

Risk Factors [Table Text Block]

An investment in the Fund involves material risks, including performance risk, liquidity risk, business and financial risk, risks associated with the use of leverage, valuation risk, tax risk and other risks that should be carefully considered prior to investing and investing should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

The Fund offers four separate classes of shares of beneficial interest designated as Class I Shares, Class D Shares, Class S Shares and Class T Shares. Each class of Shares is subject to different fees and expenses.

The minimum initial investment in Class I Shares by an investor in the Fund is $1.0 million. The minimum initial investment for Class I may be reduced at the Adviser’s discretion. The minimum initial investment in Class D Shares, Class S Shares and Class T Shares by an investor is $25,000. Investors purchasing Class S Shares and Class T Shares may be charged a sales load up to a maximum of 3.50%. Investors purchasing Class I Shares and Class D Shares are not charged a sales load. The Fund accepts initial and additional purchases of Shares daily at the Fund’s then-current NAV per share.

Shareholders may exchange shares from one class to another for an equivalent NAV amount of that share class.

The following table summarizes the Capital Share transactions for the six months ended September 30, 2024:

	For the Six Months Ended September 30, 2024 (unaudited)		For the Period Ended March 31, 2024*
	Shares	Dollar Amounts	Shares	Dollar Amounts
Class I
Proceeds from shares issued	9,035,249	$107,104,101	7,441,164	$81,456,532
Reinvestment of distributions	—	—	—	—
Repurchase of shares	(53,930)	(658,516)	(75,514)	(874,449)
Exchange of shares	—	—	—	—
Net increase	8,981,319	$106,445,585	7,365,650	$80,582,083

Class D
Proceeds from shares issued	—	$—	1,000	$10,000
Reinvestment of distributions	—	—	—	—
Repurchase of shares	—	—	—	—
Exchange of shares	—	—	—	—
Net increase	—	$—	1,000	$10,000

	For the Six Months Ended September 30, 2024 (unaudited)		For the Period Ended March 31, 2024*
	Shares	Dollar Amounts	Shares	Dollar Amounts
Class S
Proceeds from shares issued	—	$—	1,000	$10,000
Reinvestment of distributions	—	—	—	—
Repurchase of shares	—	—	—	—
Exchange of shares	—	—	—	—
Net increase	—	$—	1,000	$10,000

Class T
Proceeds from shares issued	—	$—	1,000	$10,000
Reinvestment of distributions	—	—	—	—
Repurchase of shares	—	—	—	—
Exchange of shares	—	—	—	—
Net increase	—	$—	1,000	$10,000

*  The Fund commenced operations on September 11, 2023.

The Fund intends to conduct quarterly offers to repurchase a minimum of 5.00% and up to a maximum of 25.00% of the outstanding Shares at NAV, unless such offer is suspended or postponed in accordance with regulatory requirements (as discussed in Note 1). No Shareholder will have the right to require the Fund to repurchase such Shareholder’s Shares or any portion thereof. In the event that Shareholders, in the aggregate, submit for repurchase more than the number of Shares that the Fund will offer to repurchase, the Fund may repurchase the Shares on a pro rata basis, which may result in the Fund not honoring the full amount of a Share repurchase requested by a Shareholder. In connection with any given quarterly repurchase offer, the Fund currently intends to repurchase 5.00% of its outstanding Shares.

Security Dividends [Text Block]		The minimum initial investment in Class I Shares by an investor in the Fund is $1.0 million. The minimum initial investment for Class I may be reduced at the Adviser’s discretion. The minimum initial investment in Class D Shares, Class S Shares and Class T Shares by an investor is $25,000. Investors purchasing Class S Shares and Class T Shares may be charged a sales load up to a maximum of 3.50%.
Outstanding Securities [Table Text Block]
Assets
Investments, at fair value (cost $137,202,495)	$156,207,261
Cash	67,176,198
Cash denominated in foreign currency (cost $588,323)	582,135
Investments paid in advance	7,047,644
Receivable for fund shares sold	496,485
Due from Adviser	473,410
Dividend and interest receivable	355,746
Prepaid expenses	88,327
Total Assets	232,427,206

Liabilities
Revolving credit facility	—
Less deferred debt issuance costs	(230,963)
Revolving credit facility less deferred debt issuance costs	(230,963)
Payable for investments purchased	23,878,433
Professional fees payable	296,005
Management fees payable	252,561
Officer’s and trustees’ fees payable	65,407
Administration fees payable	35,925
Transfer agent fees payable	33,884
Revolving credit facility fees payable	19,465
Other accrued expenses	59,124
Total Liabilities	24,409,841

Commitments and contingencies (see Note 8)

Net Assets	$208,017,365

Composition of Net Assets:
Paid-in capital	$186,663,784
Total distributable earnings	21,353,581
Net Assets	$208,017,365

Class I:
Net Assets	$207,979,193
Outstanding Shares (unlimited number of shares authorized)	16,346,970
Net Asset Value Per Share	$12.72

Class D:
Net Assets	$12,724
Outstanding Shares (unlimited number of shares authorized)	1,000
Net Asset Value Per Share	$12.72

Class S:
Net Assets	$12,724
Outstanding Shares (unlimited number of shares authorized)	1,000
Net Asset Value Per Share	$12.72

Class T:
Net Assets	$12,724
Outstanding Shares (unlimited number of shares authorized)	1,000
Net Asset Value Per Share	$12.72

Class I Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount
Senior Securities Coverage per Unit	[2]
General Description of Registrant [Abstract]
NAV Per Share		$ 12.72
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Authorized [Shares]		16,346,970
Class D Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount
Senior Securities Coverage per Unit	[2]
General Description of Registrant [Abstract]
NAV Per Share		$ 12.72
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Authorized [Shares]		1,000
Class S Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount
Senior Securities Coverage per Unit	[2]
General Description of Registrant [Abstract]
NAV Per Share		$ 12.72
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Authorized [Shares]		1,000
Class T Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount
Senior Securities Coverage per Unit	[2]
General Description of Registrant [Abstract]
NAV Per Share		$ 12.72
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Authorized [Shares]		1,000

[1]	The Class commenced operations on September 11, 2023.
[2]	Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.